Note 6 - Stock-based Awards (Tables)	9 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Shares	Exercise Price Range			Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at April 1, 2014	4,377,874	$0.85	–	$ 4.88	$1.78	6.0
Granted	1,456,952	0.87	–	1.25	0.99
Exercised	(62,500)	0.95	–	1.08	0.98
Canceled	(1,091,651)	0.87	–	4.88	2.27
Outstanding at December 31 , 2014	4,680,675	$0.85	–	$4.88	$1.43	6.9
Vested and expected to vest at December 31 , 2014	4,641,562	$0.85	–	$4.88	$1.44	6.9
Exercisable at December 31 , 2014	3,190,447	$0.85	–	$4.88	$1.61	5.8

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Price
Nonvested at April 1, 2014	1,325,402	$1.06
Granted	1,023,299	0.97
Vested	(114,601)	1.30
Forfeited	(319,805)	1.05
Nonvested at December 31 , 2014	1,914,295	$1.00

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended December 31 ,		Nine Months Ended December 31,
	2014	2013	2014	2013
Risk-free interest rate	1.8%	1.4%	1.9%	1.2%
Expected life (in years)	6.3	5.1	6.5	5.4
Expected volatility	78%	73%	78%	78%
Expected dividend yield	--	--	--	--

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2014	2013	2014	2013
Cost of sales	$23	$15	$61	$57
Selling, general and administrative expenses	177	150	467	415
Research and development expenses	13	6	34	27
Total stock-based compensation expense	$213	$171	$562	$499